State Farm Money Market Fund
MONEY MARKET FUND
Investment Objective:
The Money Market Fund (or “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Money Market Fund
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.58%

Expense Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Money Market Fund	59	186	324	726

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Principal Investment Strategies
               Unlike most other mutual funds, the Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. This Fund invests exclusively in short-term U.S. dollar denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

               The Fund seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 97% of the Fund’s assets must be rated in the highest short-term category by at least two Nationally Recognized Statistical Rating Organizations (“NRSROs”), or one NRSRO if only one has issued a rating, and 100% of the Fund’s assets must be invested in securities rated in the two highest rating categories.

The Fund may invest in securities that are not rated by an NRSRO if such securities are of comparable quality to, and present the same amount of risk as, similar securities that have received a rating from an NRSRO.
Principal Risks of Investing in the Fund
               As with any money market mutual fund, the yield paid by the Fund will vary with changes in interest rates. Also, there is a possibility that the Fund’s share value could fall below $1.00, which could reduce the value of your account. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Furthermore, no assurances can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

               You may want to consider investing in the Fund if you:
  seek stability of principal
  are seeking an investment for the cash portion of an asset allocation program are looking for an investment with a lower degree of risk
  consider yourself a saver rather than an investor
  are participating in a dollar cost averaging program under your variable universal life insurance or deferred annuity contract
               You may not want to invest in the Fund if you:
  are seeking an investment that is likely to outpace inflation are investing for retirement or other longer term goals
  are investing for growth or maximum current income
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Investment Results
               The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 1.23%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2011.
Average Annual Total Returns (for the periods ended December 31, 2011)
The following table shows the average annual total return on an investment in the Fund for the 1, 5 and 10-year periods ended 12/31/2011.
Average Annual Total Returns	1 Year	5 Year	10 Year
State Farm Money Market Fund	none	1.36%	1.69%

The Money Market Fund’s current 7-day yield on December 31, 2011 was 0.00%.